                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: __________

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Invus Public Equities Advisors, L.L.C.
Address:  750 Lexington Avenue
          30th Floor
          New York, New York 10022

Form 13F File Number: 28-11522

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Khalil Barrage
Title:  Vice President, Secretary and Treasurer
Phone:  (212) 317-7520

Signature, Place, and Date of Signing:

   /s/ Khalil Barrage          New York, New York         August 12, 28008
--------------------------                               --------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                         FORM 13F SUMMARY PAGE Report

Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  50
Form 13F Information Table Value Total:  $632,656
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NONE

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                          FORM 13F INFORMATION TABLE

                          PERIOD ENDING June 30, 2008

Column 1                          Column 2      Column 3    Column 4       Column 5
--------                       --------------- ----------- ---------- ------------------
                                                             VALUE     SHRS OR  SH/ PUT/
NAME OF ISSUER                 TITLE OR CLASS    CUSIP     (x $1,000)  PRN AMT  PRN CALL
--------------                 --------------- ----------- ---------- --------- --- ----
ACORDA THERAPEUTICS INC             CALL       00484M 95 6       66       2,000     CALL
ACORDA THERAPEUTICS INC              COM       00484M 10 6   69,764   2,125,000 SH
ACUSPHERE INC                        COM       00511R 87 0      140     200,000 SH
ALEXION PHARMACEUTICALS INC         CALL       15351 90 9        73       1,000     CALL
ALEXION PHARMACEUTICALS INC         CALL       15351 90 9        73       1,000     CALL
ALEXION PHARMACEUTICALS INC          COM       15351 10 9    99,325   1,370,000 SH
ANTIGENICS INC DEL             NOTE 5.250% 2/0 037032 AC 3    1,154   2,290,000 PRN
ANTIGENICS INC DEL                   COM       37032 10 9     6,819   3,533,333 SH
APOLLO GROUP INC                    CL A       37604 10 5    19,917     450,000 SH
AUXILIUM PHARMACEUTICALS INC        CALL       05334D 90 7       17         500     CALL
AUXILIUM PHARMACEUTICALS INC         COM       05334D 10 7   46,228   1,375,000 SH
BEARINGPOINT INC                     COM       74002 10 6     2,572   3,175,000 SH
BIODEL INC                           COM       09064M 10 5    1,481     113,890 SH
BIOMARIN PHARMACEUTICAL INC          COM       09061G 10 1    2,898     100,000 SH
CALPINE CORP                       COM NEW     131347 30 4       12      25,296 SH
COMPUWARE CORP                       COM       205638 10 9    1,908     200,000 SH
CROWN CASTLE INTL CORP               COM       228227 10 4   32,921     850,000 SH
DELTEK INC                           COM       24784L 10 5    7,201     950,000 SH
E HOUSE CHINA HLDGS LTD              ADR       26852W 10 3    1,136     100,000 SH
ELAN PLC                            CALL       284131 90 8      107       3,000     CALL
ELAN PLC                             ADR       284131 20 8  238,185   6,700,000 SH
FIDELITY NATL INFORMATION SV         COM       31620M 10 6    9,228     250,000 SH
FOCUS MEDIA HLDG LTD            SPONSORED ADR  34415V 10 9    4,158     150,000 SH
GTX INC DEL                          COM       40052B 10 8    3,588     250,000 SH
HASBRO INC                           PUT       418056 95 7       36       1,000      PUT
HECKMANN CORP                        COM       422680 10 8    2,240     250,000 SH
HERBALIFE LTD                    COM USD SHS   G4412G 10 1    1,938      50,000 SH
JARDEN CORP                          COM       471109 10 8   10,944     600,000 SH
LEXICON PHARMACEUTICALS INC          COM       528872 10 4    6,226   3,891,108 SH
MBIA INC                             COM       55262C 10 0      878     200,000 SH
MEMORY PHARMACEUTICALS CORP          COM       58606R 40 3      878   2,250,000 SH
MIDDLEBROOK PHARMACEUTICAL I         COM       596087 10 6      845     250,000 SH
NITROMED INC                         COM       654798 50 3    5,039   4,989,024 SH
OFFICE DEPOT INC                     COM       676220 10 6    3,556     325,000 SH
ONYX PHARMACEUTICALS INC            CALL       683399 90 9       71       2,000     CALL
PALATIN TECHNOLOGIES INC           COM NEW     696077 30 4      503   2,650,000 SH
PPL CORP                             COM       69351T 10 6   15,681     300,000 SH
PRIMUS TELECOM                       COM       741929 10 3      969   2,850,000 SH
QUALCOMM INC                         COM       747525 10 3    4,437     100,000 SH
SCHERING PLOUGH CORP                CALL       806605 90 1       59       3,000     CALL
SELECT SECTOR SPDR TR               CALL       81369Y 90 0       51       2,500     CALL
SPRINT NEXTEL CORP                COM SER 1    852061 10 0    1,900     200,000 SH
TAKE-TWO INTERACTIVE SOFTWARE       CALL       874054 90 9       64       2,500     CALL
TENET HEALTHCARE                     COM       88033G 10 0    2,780     500,000 SH
TRANSITION THERAPEUTICS INC        COM NEW     893716 20 9   14,628   1,089,199 SH
ULURU INC                            COM       90403T 10 0      326     350,000 SH
VANDA PHARMACEUTICALS INC            COM       921659 10 8    8,324   2,530,000 SH
WYETH                               CALL       983024 90 0       48       1,000     CALL
WYETH                               CALL       983024 90 0      240       5,000     CALL
YAHOO INC                            COM       984332 10 6    1,033      50,000 SH